Consolidated Statements of Shareholders’ Equity - USD ($)	Total	Common shares Ordinary shares	Common shares Deferred Shares	Common shares Deferred B shares	Common shares Deferred C Shares	Additional Paid in Capital	Accumulated other comprehensive loss	Accumulated deficit
Beginning balance (shares) at Dec. 31, 2018		40,145,617	34,425	88,893,548	1
Beginning balance at Dec. 31, 2018	$ 232,642,000	$ 2,000	$ 0	$ 118,000	$ 0	$ 361,311,000	$ (15,488,000)	$ (113,301,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares, net of issuance costs (shares)		4,830,000
Issuance of ordinary shares, net of issuance costs	108,815,000					108,815,000
Share-based compensation expense	30,386,000					30,386,000
Restricted shares - forfeited (shares)		(4,335)
Exercise of stock options (shares)		11,724
Exercise of stock options	48,000					48,000
Unrealized gain (loss) on foreign currency translation	6,797,000						6,797,000
Net loss	(123,849,000)							(123,849,000)
Ending balance (shares) at Dec. 31, 2019		44,983,006	34,425	88,893,548	1
Ending, balance at Dec. 31, 2019	254,839,000	$ 2,000	$ 0	$ 118,000	$ 0	500,560,000	(8,691,000)	(237,150,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares, net of issuance costs (shares)		7,250,000
Issuance of ordinary shares, net of issuance costs	73,953,000	$ 1,000				73,952,000
Share-based compensation expense	$ 20,021,000					20,021,000
Restricted shares - forfeited (shares)		(1,969)
Exercise of stock options (shares)	115,194	115,194
Exercise of stock options	$ 483,000					483,000
Unrealized gain (loss) on foreign currency translation	2,830,000						2,830,000
Net loss	(142,094,000)							(142,094,000)
Ending balance (shares) at Dec. 31, 2020		52,346,231	34,425	88,893,548	1
Ending, balance at Dec. 31, 2020	210,032,000	$ 3,000	$ 0	$ 118,000	$ 0	595,016,000	(5,861,000)	(379,244,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares, net of issuance costs (shares)		38,202,155
Issuance of ordinary shares, net of issuance costs	228,161,000	$ 1,000				228,160,000
Share-based compensation expense	$ 9,937,000					9,937,000
Vesting of restricted stock (in shares)		163,375
Exercise of stock options (shares)	196,069	196,069
Exercise of stock options	$ 127,000					127,000
Issuance of warrants, net of transaction costs	9,868,000					9,868,000
Unrealized gain (loss) on foreign currency translation	(2,709,000)						(2,709,000)
Net loss	(142,096,000)							(142,096,000)
Ending balance (shares) at Dec. 31, 2021		90,907,830	34,425	88,893,548	1
Ending, balance at Dec. 31, 2021	$ 313,320,000	$ 4,000	$ 0	$ 118,000	$ 0	$ 843,108,000	$ (8,570,000)	$ (521,340,000)